NATURE OF OPERATIONS AND GOING CONCERN (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2021	Aug. 31, 2020	Feb. 29, 2020	Aug. 31, 2019
Disclosure Of Nature Of Operations And Going Concern [Line Items]
(Loss) Income for the period	$ (3,989)	$ (3,100)	$ (6,553)	$ (4,582)	$ (2,546)
Cash used in operating activities			(4,026)		(2,806)
Cash	9,787	$ 2,456	$ 9,787	$ 1,308	$ 2,456	$ 5,550
Waterberg JV Co. [Member]
Disclosure Of Nature Of Operations And Going Concern [Line Items]
Effective ownership proportion after combined ownership of Mnombo's ownership portion with Platinum Group Metals (RSA) (Pty) Ltd			63.05%
Sprott Loan Facility [Member]
Disclosure Of Nature Of Operations And Going Concern [Line Items]
Borrowings	$ 11,300		$ 11,300